Debt Facilities	3 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Debt Facilities
Note 10 - Debt Facilities
The Company’s outstanding debt instruments as of December 31, 2021 and 2020 are as follows:

	December 31, 2021	December 31, 2020
	(in thousands)
Term loans payable	$40,833	$49,000
PPP small business loan	—	3,193
Total outstanding loans payable	40,833	52,193
Less current maturities, net of debt issuance	15,998	9,988
Less unamortized debt issuance costs, non-current portion	838	1,173
Total loans payable, net of unamortized debt issuance costs and current term loan payable	$23,997	$41,032
Term loans payable
On June 19, 2019, the Company entered into a term loan agreement that provides for senior secured term loan facilities of up to $44.0 million, and on November 25, 2020, the maximum borrowings were increased to $49.0 million. The term loan bears interest on the total outstanding balance at 12% per annum and is secured by certain qualifying assets of the Company. Principal payments are due in equal monthly installments which began on July 1, 2021, and the term loan matures on June 19, 2024. These provisions expire on the earlier of loan termination, when the facility is fully drawn on, or two years after the Closing Date. As of December 31, 2021 and 2020, $40.8 million and $49.0 million of the principal was outstanding, and there was a debt discount of $0.8 million and $1.2 million, related to debt issuance costs, respectively. As of December 31, 2021 and 2020, accrued interest was $1.3 million and $1.4 million, respectively. Total payments on the principal balance for the year ended December 31, 2021 were $8.2 million, and no payments on the principal balance were made for the period ended December 31, 2020.
The term loan agreement contains certain covenants pertaining to reporting and financial requirements, as well as negative and affirmative covenants. If the Company does not meet its reporting requirements, the lenders have the right to request remedies, including an increase in the interest rate by 3.0% per annum, and an option to call the loan in the event of default. The lenders agreed to waive their right to call the debt as a result of violations of certain covenants.
Term loan payments by period as of December 31, 2021 are as follows:

Fiscal Year	(in thousands)
2022	$16,333
2023	16,333
2024	8,167
$40,833
PPP loan
In April 2020 the Company applied for and received a small business loan of $3.2 million through the PPP Loan. Although the Company received full forgiveness for the loan as the entire amount was used for eligible expenses under the program, the Company paid the entire balance of the PPP loan on October 12, 2021.
Financing obligations
For one customer, the Company has entered into multiple contracts to sell media-enabled charging stations and leaseback the digital media screens for a period of up to 10 years. The leaseback of the digital media screen is in excess of its useful life of 5 years. Therefore, the consideration received equal to relative standalone selling price for the digital media screens has been recorded as a financing transaction. This financing arrangement has been amortized over its 5-year term at the Company’s incremental borrowing rate at the time of the transaction. As of December 31, 2021 and 2020, the current portions of the financing obligation were $0.9 million and $0.7 million, respectively, which were included within accrued expenses and other current liabilities in the accompanying consolidated balance sheets. Non-current portions as of December 31, 2021 and 2020 were $3.1 million and $3.8 million, respectively, which were included within other non-current liabilities on the accompanying consolidated balance sheets. The Company’s incremental borrowing rate for each of these transactions has ranged between 6.0%-16.7%.
As of December 31, 2021 future payments under financing obligations were as follows:

Fiscal Year	(in thousands)
2022	$1,250
2023	1,298
2024	1,132
2025	719
2026	312
Thereafter	58
Total future payments	4,769
Less amount representing interest	822
Total financing obligations	$3,947
Note 9 - Debt Facilities
The Company’s outstanding debt instruments as of March 31, 2022 and December 31, 2021 are as follows:

	March 31, 2022	December 31, 2021
	(in thousands)
Term loan	$36,750	$40,833
Less current maturities, net of unamortized debt issuance costs	15,998	15,998
Less unamortized debt issuance costs, non-current portion	754	838
Total loans payable, net of unamortized debt issuance costs and current term loan payable	$19,998	$23,997
Term loan payable
On June 19, 2019, the Company entered into a term loan agreement that provides for senior secured term loan facilities of up to $44.0 million, and on November 25, 2020, the maximum borrowings were increased to $49.0 million. The term loan bears interest on the total outstanding balance at 12.0% per annum and is secured by certain qualifying assets of the Company. Principal payments are due in equal monthly installments beginning on July 1, 2021, and the term loan matures on June 19, 2024. These provisions expire on the earlier of loan termination, when the facility is fully drawn on, or two years after the Closing Date. As of March 31, 2022 and December 31, 2021, $36.8 million and $40.8 million respectively, of the principal was outstanding, and there was a debt discount of $0.8 million and $0.8 million, related to debt issuance costs, respectively. As of March 31, 2022 and December 31, 2021, accrued interest was $0 and $1.3 million, respectively. Total payments on the principal balance for the three months ended March 31, 2022 and 2021 were $4.1 million and $0 , respectively.
The term loan agreement contains certain covenants pertaining to reporting and financial requirements, as well as negative and affirmative covenants. On March 30, 2022 certain additional covenants pertaining to investments by the Company in its foreign subsidiaries Volta Canada Inc., Volta Charging Germany GmbH and Volta France SARL were affected by way of an amendment to the term loan agreement. The amendment requires the establishment of an escrow account to be funded in the amount of $3.3 million on or prior to May 1, 2022 to cover projected investments in the foreign subsidiaries. The amendment also requires that investments in the foreign subsidiaries not exceed 125% of funds held in escrow.
If the Company does not meet its reporting and financial requirements, the lenders have the right to request remedies, including an increase in the interest rate by 3.0% per annum, and an option to call the loan in the event of default. The lenders have agreed to waive their right to call the debt as a result of violations of certain covenants.
Term loan payments by period as of March 31, 2022 are as follows:

Fiscal Year	(in thousands)
Remainder of 2022	$12,250
2023	16,333
2024	8,167
$36,750
Financing obligations
For one customer, the Company has entered into multiple contracts to sell media-enabled charging stations and also leaseback the digital media screens for a period of up to 10 years. The leaseback of the digital media screen is in excess of its useful life of 5 years. Therefore, the consideration received equal to relative standalone selling price for the digital media screens has been recorded as a financing transaction. This financing arrangement has been amortized over its 5 year term at the Company’s incremental borrowing rate at the time of the transaction. As of March 31, 2022 and December 31, 2021, the current portions of the financing obligation were $0.9 million and $0.9 million, respectively, which were included within accrued expenses and other current liabilities. Non-current portions as of March 31, 2022 and December 31, 2021 were $3.0 million and $3.1 million, respectively, which were included within other non-current liabilities on the condensed consolidated balance sheets. The Company’s incremental borrowing rate for each of these transactions has ranged between 6.0%-16.7%.
As of March 31, 2022 future payments under financing obligations were as follows:

Fiscal Year	(in thousands)
Remainder of 2022	$887
2023	1,325
2024	1,159
2025	746
2026	339
Thereafter	178
Total future payments	4,634
Less amount representing interest	766
Total financing obligations	$3,868